Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 104,118	$ 69,799
Accumulated Amortization	(44,541)	(28,592)
Net Carrying Amount	59,274
Net Carrying Amount	59,577	41,207
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,204	15,600
Accumulated Amortization	(9,971)	(6,304)
Net Carrying Amount	16,233	9,296
Weighted-Average Remaining Useful Life	4 years 2 months 12 days	4 years
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	42,878	25,821
Accumulated Amortization	(19,443)	(12,133)
Net Carrying Amount	23,435	13,688
Weighted-Average Remaining Useful Life	4 years 8 months 12 days	4 years
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,687	18,208
Accumulated Amortization	(11,748)	(7,737)
Net Carrying Amount	11,939	10,471
Weighted-Average Remaining Useful Life	4 years 6 months	5 years
Brand and domain names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,046	9,867
Accumulated Amortization	(3,379)	(2,418)
Net Carrying Amount	7,667	7,449
Weighted-Average Remaining Useful Life	5 years 3 months 18 days	6 years 6 months
Indefinite-lived trade names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	303	303
Net Carrying Amount	$ 303	$ 303
Weighted-Average Remaining Useful Life	Indefinite	Indefinite